Note 35 - Derivatives - Profile of NIH hedging instruments (Detail) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Within 1 year [Member]
As of
Nominal amount Foreign exchange forwards	€ 38,965	€ 40,217
Nominal amount Foreign exchange swaps	0	0
Total	38,965	40,217
1-3 years
As of
Nominal amount Foreign exchange forwards	103	60
Nominal amount Foreign exchange swaps	0	0
Total	103	60
3-5 years
As of
Nominal amount Foreign exchange forwards	16	0
Nominal amount Foreign exchange swaps	0	0
Total	16	0
Over 5 years
As of
Nominal amount Foreign exchange forwards	3	0
Nominal amount Foreign exchange swaps	0	0
Total	€ 3	€ 0